Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net revenue		$ 3,098,733	$ 1,081,095	$ 622,801
Total revenue		3,098,733	1,081,095	622,801
Cost of revenue		2,046,200	769,967	449,694
Total cost of revenue		2,046,200	769,967	449,694
Gross profit		1,052,533	311,128	173,107
Selling expense		91,370	74,278	85,744
General and administrative expense		4,002,346	3,541,872	583,594
Impairment of long-lived assets other than goodwill		6,833
Impairment of goodwill			355,570
Total operating expenses		4,100,549	3,971,720	669,338
Loss from operations		(3,048,016)	(3,660,592)	(496,231)
Interest expense		43,081	(14,518)	32,448
Government subsidies				8,651
Other income		64,029	(28,667)	(14,381)
Other expense		(26,120)	(642,216)	(38,901)
Investment income, net		4,161,093	275,866	2,120,241
Total other income (expenses)		4,242,083	(409,535)	2,185,860
Income (loss) before income tax provision		1,194,067	(4,070,127)	1,689,629
Income tax provision				900
Net income (loss) from continuing operations		1,194,067	(4,070,127)	1,690,529
Net loss from discontinued operations of Tiandihui		(339,054)	(2,645,831)	(2,565,197)
Net income (loss)		855,013	(6,715,958)	(874,668)
Less: Net income (loss) attributable to non-controlling interest		51,313	(595,650)
Net income (loss) attributable to TDH Holdings, Inc.		803,700	(6,120,308)	(874,668)
Net income (loss)		803,700	(6,120,308)	(874,668)
Other comprehensive income (loss)
Foreign currency translation adjustment		888,951	(247,807)	(355,411)
Total comprehensive income (loss)		1,692,651	(6,368,115)	(1,230,079)
Less: Comprehensive income (loss) attributable to noncontrolling interest
Comprehensive income ( loss) attributable to TDH Holdings, Inc.		$ 1,692,651	$ (6,368,115)	$ (1,230,079)
Earnings (loss) per common share attributable to TDH Holdings, Inc.
Basic (in Dollars per share)		$ 0.1	$ (1.17)	$ (0.38)
Diluted (in Dollars per share)		$ 0.1	$ (1.17)	$ (0.38)
Weighted average common shares outstanding*
Basic (in Shares)	[1]	8,019,208	5,218,681	2,292,500
Diluted (in Shares)	[1]	8,019,208	5,218,681	2,292,500

[1]	Retrospectively restated to reflect the one-for-twenty reverse split dated on June 14, 2022